UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22218

T. Rowe Price Global Real Estate Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Global Real Estate Fund

Investor Class (TRGRX)

This annual shareholder report contains important information about Global Real Estate Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Real Estate Fund - Investor Class	$98	0.95%

What drove fund performance during the past 12 months?

  Global equities delivered strong returns in 2025, though heightened uncertainty and volatility dominated the first half of the year amid the Trump administration’s rapidly shifting policies on tariffs and geopolitics. However, a massive boom in artificial intelligence, dovish central bank moves, deregulation in the U.S., and the avoidance of a worst-case scenario for a number of geopolitical conflicts led to market exuberance and a meaningful rally through much of the remainder of the year. Real estate stocks participated in the rally, but not to the extent of other equity sectors.

  Versus the FTSE EPRA Nareit Developed Index Net TRI, the leading contributor to relative performance was stock selection in Hong Kong names, as shares of Swire Properties and Kerry Properties surged in 2025. An overweight allocation to Finland also aided relative returns, as Finnish real estate companies generated robust returns and strongly outperformed the broad index.

  On the negative side, the leading detractor from relative performance was the U.S., due to unfavorable stock picking. Shares of data center company Equinix sold off, and our overweight position meaningfully detracted. Unfavorable stock selection in Australia also weighed on relative returns, with Goodman Group detracting from relative results the most.

  The fund seeks to provide long-term growth through a combination of capital appreciation and current income. We remain focused on companies with solid balance sheets that can grow rents at or above inflation. The U.S., Japan, the UK, and Australia represented our largest country allocations at the end of the year.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	10,460	9,989	10,523
2016	10,751	10,101	10,887
2016	10,858	10,619	11,023
2016	10,296	10,819	10,406
2017	10,464	11,549	10,622
2017	10,595	12,058	10,910
2017	10,627	12,659	11,086
2017	11,078	13,400	11,485
2018	10,739	13,248	10,964
2018	11,072	13,459	11,526
2018	10,996	14,120	11,491
2018	10,255	12,244	10,838
2019	11,741	13,756	12,419
2019	11,783	14,310	12,410
2019	12,230	14,399	12,985
2019	12,644	15,671	13,212
2020	9,696	12,385	9,443
2020	10,554	14,792	10,393
2020	10,778	15,985	10,610
2020	12,148	18,288	12,018
2021	12,924	19,215	12,714
2021	14,120	20,689	13,881
2021	14,261	20,640	13,755
2021	15,647	22,198	15,153
2022	14,977	21,060	14,555
2022	12,176	17,691	12,015
2022	10,858	16,565	10,624
2022	11,533	18,258	11,352
2023	11,948	19,675	11,440
2023	11,914	21,033	11,468
2023	11,171	20,333	10,798
2023	12,867	22,680	12,450
2024	12,867	24,666	12,288
2024	12,483	25,314	11,989
2024	14,330	26,946	13,915
2024	13,014	26,819	12,566
2025	13,014	26,454	12,767
2025	13,347	29,596	13,329
2025	13,831	31,796	13,872
2025	13,746	32,925	13,770

202501-4140694, 202601-5113375

F173-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global Real Estate Fund (Investor Class)	5.62%	2.50%	3.23%
FTSE All World Developed Index (Regulatory Benchmark)	22.77	12.48	12.66
FTSE EPRA Nareit Developed Index Net TRI (Strategy Benchmark)	9.58	2.76	3.25

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$64,379
  Number of Portfolio Holdings60
  Investment Advisory Fees Paid (000s)$9
  Portfolio Turnover Rate48.0%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Industrial	20.6%
Apartment Residential	17.6
Health Care	14.0
Data Centers	11.2
Diversified	7.9
Regional Mall	7.0
Self Storage	5.1
Office	4.3
Shopping Center	3.1
Other	9.2

Top Ten Holdings (as a % of Net Assets)

Welltower	8.2%
Equinix	5.3
Prologis	5.1
Simon Property Group	4.1
Digital Realty Trust	3.6
Ventas	3.4
Goodman Group	3.4
Mitsubishi Estate	3.4
Segro	2.7
VICI Properties	2.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

FTSE does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Global Real Estate Fund

Investor Class (TRGRX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Global Real Estate Fund

Advisor Class (PAGEX)

This annual shareholder report contains important information about Global Real Estate Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Real Estate Fund - Advisor Class	$118	1.15%

What drove fund performance during the past 12 months?

  Global equities delivered strong returns in 2025, though heightened uncertainty and volatility dominated the first half of the year amid the Trump administration’s rapidly shifting policies on tariffs and geopolitics. However, a massive boom in artificial intelligence, dovish central bank moves, deregulation in the U.S., and the avoidance of a worst-case scenario for a number of geopolitical conflicts led to market exuberance and a meaningful rally through much of the remainder of the year. Real estate stocks participated in the rally, but not to the extent of other equity sectors.

  Versus the FTSE EPRA Nareit Developed Index Net TRI, the leading contributor to relative performance was stock selection in Hong Kong names, as shares of Swire Properties and Kerry Properties surged in 2025. An overweight allocation to Finland also aided relative returns, as Finnish real estate companies generated robust returns and strongly outperformed the broad index.

  On the negative side, the leading detractor from relative performance was the U.S., due to unfavorable stock picking. Shares of data center company Equinix sold off, and our overweight position meaningfully detracted. Unfavorable stock selection in Australia also weighed on relative returns, with Goodman Group detracting from relative results the most.

  The fund seeks to provide long-term growth through a combination of capital appreciation and current income. We remain focused on companies with solid balance sheets that can grow rents at or above inflation. The U.S., Japan, the UK, and Australia represented our largest country allocations at the end of the year.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	10,458	9,989	10,523
2016	10,745	10,101	10,887
2016	10,847	10,619	11,023
2016	10,282	10,819	10,406
2017	10,446	11,549	10,622
2017	10,577	12,058	10,910
2017	10,604	12,659	11,086
2017	11,052	13,400	11,485
2018	10,706	13,248	10,964
2018	11,035	13,459	11,526
2018	10,958	14,120	11,491
2018	10,209	12,244	10,838
2019	11,689	13,756	12,419
2019	11,718	14,310	12,410
2019	12,155	14,399	12,985
2019	12,564	15,671	13,212
2020	9,630	12,385	9,443
2020	10,476	14,792	10,393
2020	10,694	15,985	10,610
2020	12,045	18,288	12,018
2021	12,815	19,215	12,714
2021	13,991	20,689	13,881
2021	14,125	20,640	13,755
2021	15,482	22,198	15,153
2022	14,814	21,060	14,555
2022	12,044	17,691	12,015
2022	10,730	16,565	10,624
2022	11,392	18,258	11,352
2023	11,801	19,675	11,440
2023	11,754	21,033	11,468
2023	11,019	20,333	10,798
2023	12,682	22,680	12,450
2024	12,677	24,666	12,288
2024	12,296	25,314	11,989
2024	14,106	26,946	13,915
2024	12,800	26,819	12,566
2025	12,793	26,454	12,767
2025	13,119	29,596	13,329
2025	13,586	31,796	13,872
2025	13,489	32,925	13,770

202501-4140694, 202601-5113375

F273-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global Real Estate Fund (Advisor Class)	5.39%	2.29%	3.04%
FTSE All World Developed Index (Regulatory Benchmark)	22.77	12.48	12.66
FTSE EPRA Nareit Developed Index Net TRI (Strategy Benchmark)	9.58	2.76	3.25

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$64,379
  Number of Portfolio Holdings60
  Investment Advisory Fees Paid (000s)$9
  Portfolio Turnover Rate48.0%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Industrial	20.6%
Apartment Residential	17.6
Health Care	14.0
Data Centers	11.2
Diversified	7.9
Regional Mall	7.0
Self Storage	5.1
Office	4.3
Shopping Center	3.1
Other	9.2

Top Ten Holdings (as a % of Net Assets)

Welltower	8.2%
Equinix	5.3
Prologis	5.1
Simon Property Group	4.1
Digital Realty Trust	3.6
Ventas	3.4
Goodman Group	3.4
Mitsubishi Estate	3.4
Segro	2.7
VICI Properties	2.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

FTSE does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Global Real Estate Fund

Advisor Class (PAGEX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Global Real Estate Fund

I Class (TIRGX)

This annual shareholder report contains important information about Global Real Estate Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Real Estate Fund - I Class	$76	0.74%

What drove fund performance during the past 12 months?

  Global equities delivered strong returns in 2025, though heightened uncertainty and volatility dominated the first half of the year amid the Trump administration’s rapidly shifting policies on tariffs and geopolitics. However, a massive boom in artificial intelligence, dovish central bank moves, deregulation in the U.S., and the avoidance of a worst-case scenario for a number of geopolitical conflicts led to market exuberance and a meaningful rally through much of the remainder of the year. Real estate stocks participated in the rally, but not to the extent of other equity sectors.

  Versus the FTSE EPRA Nareit Developed Index Net TRI, the leading contributor to relative performance was stock selection in Hong Kong names, as shares of Swire Properties and Kerry Properties surged in 2025. An overweight allocation to Finland also aided relative returns, as Finnish real estate companies generated robust returns and strongly outperformed the broad index.

  On the negative side, the leading detractor from relative performance was the U.S., due to unfavorable stock picking. Shares of data center company Equinix sold off, and our overweight position meaningfully detracted. Unfavorable stock selection in Australia also weighed on relative returns, with Goodman Group detracting from relative results the most.

  The fund seeks to provide long-term growth through a combination of capital appreciation and current income. We remain focused on companies with solid balance sheets that can grow rents at or above inflation. The U.S., Japan, the UK, and Australia represented our largest country allocations at the end of the year.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
11/29/16	500,000	500,000	500,000
12/31/16	510,307	511,346	511,980
3/31/17	518,873	545,823	522,567
6/30/17	525,893	569,862	536,746
9/30/17	528,015	598,297	545,403
12/31/17	550,457	633,304	565,022
3/31/18	534,131	626,121	539,423
6/30/18	550,985	636,109	567,040
9/30/18	547,719	667,324	565,359
12/31/18	510,835	578,660	533,189
3/31/19	585,453	650,125	610,989
6/30/19	587,505	676,295	610,568
9/30/19	610,097	680,513	638,842
12/31/19	631,357	740,633	650,009
3/31/20	484,300	585,335	464,564
6/30/20	527,401	699,074	511,342
9/30/20	538,910	755,492	522,016
12/31/20	607,858	864,302	591,255
3/31/21	647,221	908,153	625,531
6/30/21	707,193	977,791	682,905
9/30/21	714,861	975,469	676,740
12/31/21	784,675	1,049,119	745,528
3/31/22	751,566	995,312	716,079
6/30/22	611,444	836,113	591,143
9/30/22	545,473	782,881	522,670
12/31/22	579,883	862,880	558,484
3/31/23	601,018	929,876	562,834
6/30/23	599,609	994,033	564,207
9/30/23	562,317	960,970	531,256
12/31/23	648,060	1,071,893	612,512
3/31/24	648,409	1,165,763	604,548
6/30/24	629,840	1,196,381	589,837
9/30/24	722,945	1,273,523	684,601
12/31/24	656,758	1,267,486	618,250
3/31/25	657,497	1,250,248	628,104
6/30/25	674,257	1,398,767	655,782
9/30/25	699,373	1,502,721	682,461
12/31/25	695,454	1,556,082	677,447

202501-4140694, 202601-5113375

F233-052 2/26

Average Annual Total Returns

	1 Year	5 Years	Since Inception 11/29/16
Global Real Estate Fund (I Class)	5.89%	2.73%	3.70%
FTSE All World Developed Index (Regulatory Benchmark)	22.77	12.48	13.31
FTSE EPRA Nareit Developed Index Net TRI (Strategy Benchmark)	9.58	2.76	3.40

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$64,379
  Number of Portfolio Holdings60
  Investment Advisory Fees Paid (000s)$9
  Portfolio Turnover Rate48.0%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Industrial	20.6%
Apartment Residential	17.6
Health Care	14.0
Data Centers	11.2
Diversified	7.9
Regional Mall	7.0
Self Storage	5.1
Office	4.3
Shopping Center	3.1
Other	9.2

Top Ten Holdings (as a % of Net Assets)

Welltower	8.2%
Equinix	5.3
Prologis	5.1
Simon Property Group	4.1
Digital Realty Trust	3.6
Ventas	3.4
Goodman Group	3.4
Mitsubishi Estate	3.4
Segro	2.7
VICI Properties	2.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

FTSE does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Global Real Estate Fund

I Class (TIRGX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$26,647	$26,450
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRGRX Global Real Estate Fund
PAGEX Global Real Estate
Fund–
.
Advisor Class
TIRGX Global Real Estate
Fund–
.
I Class

T. ROWE PRICE Global Real Estate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 16.96 $ 17.16 $ 15.79 $ 22.71 $ 19.08
Investment activities
Net investment income
(1)(2)
0.35 0.35 0.38 0.25 0.26
Net realized and unrealized
gain/loss 0.59 (0.15) 1.41 (6.20) 5.14
Total from investment
activities 0.94 0.20 1.79 (5.95) 5.40
Distributions
Net investment income (0.42) (0.32) (0.40) (0.16) (0.39)
Net realized gain — — — (0.68) (1.38)
Tax return of capital — (0.08) (0.02) (0.13) —
Total distributions (0.42) (0.40) (0.42) (0.97) (1.77)
NET ASSET VALUE
End of period $ 17.48 $ 16.96 $ 17.16 $ 15.79 $ 22.71
Ratios/Supplemental Data
Total return
(2)(3)
5.62% 1.15% 11.57% (26.29)% 28.80%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.68% 1.58% 1.52% 1.38% 1.22%
Net expenses after waivers/
payments by Price Associates 0.95% 0.95% 0.95% 0.95% 0.95%
Net investment income 2.01% 2.03% 2.34% 1.31% 1.19%
Portfolio turnover rate 48.0% 31.9% 33.2% 50.7% 43.8%
Net assets, end of period (in
thousands) $38,470 $42,559 $47,735 $52,103 $107,562
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Real Estate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 16.77 $ 16.98 $ 15.63 $ 22.50 $ 18.92
Investment activities
Net investment income
(1)(2)
0.30 0.31 0.34 0.22 0.22
Net realized and unrealized
gain/loss 0.59 (0.15) 1.39 (6.14) 5.09
Total from investment
activities 0.89 0.16 1.73 (5.92) 5.31
Distributions
Net investment income (0.39) (0.30) (0.37) (0.15) (0.35)
Net realized gain — — — (0.68) (1.38)
Tax return of capital — (0.07) (0.01) (0.12) —
Total distributions (0.39) (0.37) (0.38) (0.95) (1.73)
NET ASSET VALUE
End of period $ 17.27 $ 16.77 $ 16.98 $ 15.63 $ 22.50
Ratios/Supplemental Data
Total return
(2)(3)
5.39% 0.93% 11.32% (26.42)% 28.54%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.81% 1.70% 1.57% 1.49% 1.43%
Net expenses after waivers/
payments by Price Associates 1.15% 1.15% 1.15% 1.15% 1.15%
Net investment income 1.79% 1.82% 2.13% 1.19% 1.04%
Portfolio turnover rate 48.0% 31.9% 33.2% 50.7% 43.8%
Net assets, end of period (in
thousands) $2,914 $3,165 $3,552 $4,133 $6,509
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Real Estate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 17.02 $ 17.22 $ 15.85 $ 22.81 $ 19.14
Investment activities
Net investment income
(1)(2)
0.38 0.39 0.41 0.34 0.31
Net realized and unrealized
gain/loss 0.61 (0.16) 1.41 (6.26) 5.16
Total from investment
activities 0.99 0.23 1.82 (5.92) 5.47
Distributions
Net investment income (0.46) (0.35) (0.43) (0.20) (0.42)
Net realized gain — — — (0.68) (1.38)
Tax return of capital — (0.08) (0.02) (0.16) —
Total distributions (0.46) (0.43) (0.45) (1.04) (1.80)
NET ASSET VALUE
End of period $ 17.55 $ 17.02 $ 17.22 $ 15.85 $ 22.81
Ratios/Supplemental Data
Total return
(2)(3)
5.89% 1.34% 11.76% (26.10)% 29.09%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.30% 1.22% 1.18% 1.07% 0.98%
Net expenses after waivers/
payments by Price Associates 0.74% 0.74% 0.74% 0.74% 0.74%
Net investment income 2.22% 2.24% 2.57% 1.84% 1.42%
Portfolio turnover rate 48.0% 31.9% 33.2% 50.7% 43.8%
Net assets, end of period (in
thousands) $22,995 $23,062 $25,320 $26,125 $11,965
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Real Estate Fund
December 31, 2025

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 5.4%
Common Stocks 5.4%
Goodman Group  106,130 2,184
Mirvac Group  359,498 490
Scentre Group  289,875 810
Total Australia (Cost $1,819) 3,484
BELGIUM 3.5%
Common Stocks 3.5%
Aedifica  12,189 965
Shurgard Self Storage  2,432 84
Warehouses De Pauw  47,181 1,223
Total Belgium (Cost $2,231) 2,272
CANADA 2.4%
Common Stocks 2.4%
Canadian Apartment Properties REIT (1) 20,689 556
Colliers International Group (USD)  6,741 991
Total Canada (Cost $1,386) 1,547
FINLAND 1.8%
Common Stocks 1.8%
Kojamo (2) 95,471 1,145
Total Finland (Cost $971) 1,145
GERMANY 1.2%
Common Stocks 1.2%
LEG Immobilien  10,248 748
Total Germany (Cost $791) 748
HONG KONG 3.4%
Common Stocks 3.4%
Kerry Properties  200,000 521
Sun Hung Kai Properties  70,500 859

T. ROWE PRICE Global Real Estate Fund

Shares $ Value
(Cost and value in $000s)
Swire Properties  310,400 838
Total Hong Kong (Cost $1,787) 2,218
INDIA 0.7%
Common Stocks 0.7%
Nexus Select Trust  280,897 484
Total India (Cost $359) 484
JAPAN 10.3%
Common Stocks 10.3%
Invincible Investment  962 395
Japan Prime Realty Investment  788 532
Japan Real Estate Investment  600 501
Kyushu Railway  26,600 692
Mitsubishi Estate  89,800 2,182
Mitsui Fudosan  32,900 374
Nippon Prologis REIT  741 439
Open House Group  18,400 1,080
Tokyo Tatemono  18,400 417
Total Japan (Cost $5,185) 6,612
SINGAPORE 3.7%
Common Stocks 3.7%
CapitaLand Integrated Commercial Trust  345,816 642
City Developments  41,700 259
Digital Core REIT Management (USD)  461,900 235
Keppel DC REIT  305,900 535
NTT DC REIT (USD) (2) 706,100 720
Total Singapore (Cost $2,182) 2,391
UNITED KINGDOM 5.8%
Common Stocks 5.8%
Big Yellow Group  57,625 810
InterContinental Hotels Group  2,334 328
Persimmon  47,694 872
Segro  176,563 1,711
Total United Kingdom (Cost $3,578) 3,721

T. ROWE PRICE Global Real Estate Fund

Shares $ Value
(Cost and value in $000s)
UNITED STATES 60.3%
Common Stocks 60.3%
Acadia Realty Trust, REIT  48,858 1,004
American Homes 4 Rent, Class A, REIT  20,285 651
AvalonBay Communities, REIT (1) 7,350 1,333
CubeSmart, REIT  35,205 1,269
Cushman & Wakefield (2) 36,700 594
Digital Realty Trust, REIT  14,916 2,308
Douglas Emmett, REIT (1) 20,795 228
EastGroup Properties, REIT  8,343 1,486
Equinix, REIT  4,487 3,438
Equity LifeStyle Properties, REIT  18,497 1,121
Equity Residential, REIT  20,313 1,280
Essex Property Trust, REIT  4,380 1,146
Healthcare Realty Trust, REIT  35,551 603
Marriott International, Class A  2,769 859
Pebblebrook Hotel Trust, REIT (1) 30,200 342
Prologis, REIT  25,920 3,309
Regency Centers, REIT  13,517 933
Rexford Industrial Realty, REIT (1) 35,193 1,363
Simon Property Group, REIT  14,108 2,611
Smartstop Self Storage REIT, REIT (1) 35,640 1,103
Sun Communities, REIT  10,932 1,355
Terreno Realty, REIT  14,786 868
Ventas, REIT  28,436 2,200
VICI Properties, REIT  54,277 1,526
Vornado Realty Trust, REIT  19,651 654
Welltower, REIT  28,311 5,255
Total United States (Cost $27,614) 38,839
SHORT-TERM INVESTMENTS 1.1%
Money Market Funds 1.1%
T. Rowe Price Government Reserve Fund, 3.77% (3)(4) 691,325 691
Total Short-Term Investments (Cost $691) 691

T. ROWE PRICE Global Real Estate Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.9%
Money Market Funds 0.9%
T. Rowe Price Treasury Reserve Fund, 3.75% (3)(4) 556,208 556
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 556
Total Securities Lending Collateral (Cost $556) 556
Total Investments in Securities
100.5% of Net Assets
(Cost $49,150) $ 64,708
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) See Note 3 . All or a portion of this security is on loan at December 31, 2025.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE Global Real Estate Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.77% $ — $ — $ 34++
T. Rowe Price Treasury Reserve Fund, 3.75% — — —++
Totals $ —# $ — $ 34+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
T. Rowe Price Government
Reserve Fund, 3.77% $ 1,909  ¤  ¤ $ 691
T. Rowe Price Treasury
Reserve Fund, 3.75% —  ¤  ¤ 556
Total $ 1,247^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $34 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,247.

T. ROWE PRICE Global Real Estate Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $49,150) $ 64,708
Dividends receivable 209
Receivable for shares sold 46
Foreign currency (cost $22) 22
Receivable for investment securities sold 20
Due from affiliates 5
Other assets 69
Total assets 65,079
Liabilities
Obligation to return securities lending collateral 556
Investment management fees payable 37
Payable for shares redeemed 30
Other liabilities 77
Total liabilities 700
Commitments and Contingent Liabilities (note 6)
NET ASSETS $ 64,379

T. ROWE PRICE Global Real Estate Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 14,276
Paid-in capital applicable to 3,680,525 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 50,103
NET ASSETS $ 64,379
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $38,470; Shares outstanding: 2,201,335) $ 17.48
Advisor Class
(Net assets: $2,914; Shares outstanding: 168,660) $ 17.27
I Class
(Net assets: $22,995; Shares outstanding: 1,310,530) $ 17.55

T. ROWE PRICE Global Real Estate Fund
Statement of Operations

($000s)
Year
Ended
12/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $77) $ 1,950
Securities lending 1
Total income 1,951
Expenses
Investment management 452
Shareholder servicing
Investor Class $ 170
Advisor Class 7
I Class 13 190
Rule 12b-1 fees
Advisor Class 7
Prospectus and shareholder reports
Investor Class 13
Advisor Class 2
I Class 4 19
Custody and accounting 218
Registration 74
Legal and audit 47
Miscellaneous 20
Waived / paid by Price Associates (443)
Total expenses 584
Net investment income 1,367

T. ROWE PRICE Global Real Estate Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 3,370
Foreign currency transactions 12
Net realized gain 3,382
Change in net unrealized gain / loss
Securities (net of increase in deferred foreign taxes of $20) (1,125)
Other assets and liabilities denominated in foreign currencies 4
Change in net unrealized gain / loss (1,121)
Net realized and unrealized gain / loss 2,261
INCREASE IN NET ASSETS FROM OPERATIONS $ 3,628

T. ROWE PRICE Global Real Estate Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 1,367 $ 1,527
Net realized gain 3,382 520
Change in net unrealized gain / loss (1,121) (1,192)
Increase in net assets from operations 3,628 855
Distributions to shareholders
Net earnings
Investor Class (976) (845)
Advisor Class (65) (57)
I Class (604) (485)
Tax return of capital – –
Investor Class – (203)
Advisor Class – (14)
I Class – (117)
Decrease in net assets from distributions (1,645) (1,721)
Capital share transactions
*
Shares sold
Investor Class 3,548 4,970
Advisor Class 711 762
I Class 3,448 2,515
Distributions reinvested
Investor Class 952 1,024
Advisor Class 65 71
I Class 556 553
Shares redeemed
Investor Class (9,823) (10,645)
Advisor Class (1,105) (1,169)
I Class (4,742) (5,036)
Decrease in net assets from capital share
transactions (6,390) (6,955)

T. ROWE PRICE Global Real Estate Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Net Assets
Decrease during period (4,407) (7,821)
Beginning of period 68,786 76,607
End of period $ 64,379 $ 68,786
*Share information (000s)
Shares sold
Investor Class 207 287
Advisor Class 41 45
I Class 199 145
Distributions reinvested
Investor Class 55 59
Advisor Class 4 4
I Class 33 32
Shares redeemed
Investor Class (571) (618)
Advisor Class (65) (69)
I Class (276) (292)
Decrease in shares outstanding (373) (407)

T. ROWE PRICE Global Real Estate Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Global Real Estate Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Real
Estate Fund, Inc. (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term growth through a combination of capital appreciation and current income.
The fund has three classes of shares: the Global Real Estate Fund, Inc.
(Investor Class), the Global Real Estate Fund–Advisor Class (Advisor Class)
and the Global Real Estate Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are

T. ROWE PRICE Global Real Estate Fund

reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Global Real Estate Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Global Real Estate Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Global Real Estate Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 39,830 $ 23,631 $ — $ 63,461
Short-Term Investments 691 — — 691
Securities Lending Collateral 556 — — 556
Total $ 41,077 $ 23,631 $ — $ 64,708

T. ROWE PRICE Global Real Estate Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2025, the value of loaned securities was $2,267,000; the aggregate value of collateral was $2,374,000 and consisted of cash collateral and related investments of
$556,000 and U.S. government securities of $1,818,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $31,364,000 and
$37,300,000, respectively, for the year ended December 31, 2025.

T. ROWE PRICE Global Real Estate Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of income on passive foreign investment companies.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 1,645 $ 1,387
Return of capital — 334
Total distributions $ 1,645 $ 1,721

T. ROWE PRICE Global Real Estate Fund

At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and late-year ordinary loss deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains. The fund has elected to defer certain losses to the first day of the following fiscal year for late-year ordinary loss deferrals. During the year ended December 31, 2025, the fund utilized $3,220,000 of capital loss carryforwards. Other temporary differences relate primarily to deferral of REIT income.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable
($000s)
Cost of investments $ 50,026
Unrealized appreciation $ 17,304
Unrealized depreciation (2,642)
Net unrealized appreciation (depreciation) $ 14,662
($000s)
Net unrealized appreciation (depreciation) $ 14,662
Loss carryforwards and deferrals (477)
Other temporary differences 91
Total distributable earnings (loss) $ 14,276

T. ROWE PRICE Global Real Estate Fund

foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.40%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense

T. ROWE PRICE Global Real Estate Fund

ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,245,000 remain subject to repayment by the fund at December 31, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.95% 1.15% 0.05%
Expense limitation date 02/28/27 02/28/27 02/28/27
(Waived)/repaid during the period ($000s) $(294) $(19) $(130)

T. ROWE PRICE Global Real Estate Fund

and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
December 31, 2025, expenses incurred pursuant to these service agreements were $125,000 for Price Associates; $148,000 for T. Rowe Price Services, Inc.;
and $1,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management

T. ROWE PRICE Global Real Estate Fund

Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Global Real Estate Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Global Real
Estate Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Global Real Estate Fund, Inc.
(the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Global Real Estate Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodians and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 20, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Global Real Estate Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $532,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $4,000 of the fund's income qualifies for the dividends-
received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust
(REIT) dividends, $749,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F173-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Real Estate Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 20, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 20, 2026